Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income attributable to the Partnership	$ 522,153	$ 596,208
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	11,992	5,617
Changes in assets and liabilities:
Other assets	64,156	(21,452)
Incentive management fee payable to General Partners	(17,960)
Property management fees payable	1,770	(293)
Customer deposits and other liabilities	637	32,069
Net cash provided by operating activities	582,748	548,011
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property	(90,014)	(30,028)
Net cash used in investing activities	(90,014)	(30,028)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to partners	(612,377)	(614,965)
Payments on capital lease obligations
Net cash used in financing activities	(612,377)	(614,965)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(119,643)	(96,982)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	484,880	508,792
CASH AND CASH EQUIVALENTS AT END OF PERIOD	365,237	411,810
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	$ 0	$ 0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Distributions due partners included in partners' equity	200,650	200,650